TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
Disclosure of detailed information about trade and other receivables [text block]
As at December 31
(in millions of U.S. dollars)	2017	2016
Trade and other receivables
Trade receivables	3.8	27.4
Sales tax receivable	22.7	11.8
Unsettled provisionally priced concentrate derivatives and copper swap contracts (Note 14)	(1.9)	(4.5)
Other	2.5	2.4
Total trade and other receivables	27.1	37.1